Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-based Compensation

11. Share-based Compensation

Description of stock option plan and Share option replacement

In June 2018, the directors of the Company (the “Directors”) approved the TuanChe Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and nonemployees of the Company were replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company has recognized the incremental expenses immediately for those vested share options, the unvested portion will be recognized as expenses over the remaining vesting periods.

Description of stock option plan and Share option replacement (Continued)

On May 4, 2023, the directors of the Company (the “Directors”) approved the 2023 Share Incentive Plan (the “2023 Plan”). Under the 2023 Plan, the Group are authorized to issue an aggregate of 169,172,564 ordinary shares to employees.

For the six months ended June 30, 2024, the Company has granted 3,000,000 restricted shares to its employees. The total fair value of RMB1.3 million for those granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

A summary of the restricted shares activities is presented below:

	Number of	Weighted- Average
	restricted shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2023	3,880,000	0.155
Granted	3,000,000	0.293
Forfeit	—	—
Vested	(1,625,000)	0.076
Outstanding as of June 30, 2024 (unaudited)	5,255,000	0.259

For the six months ended June 30, 2023 and 2024, total share-based compensation expenses recognized by the Group for the restricted shares granted were RMB4.0 million and RMB15.5 million, respectively.

As of June 30, 2024, there was RMB1.3 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 1.9 years.

17. Share-based Compensation

Description of stock option plan and Share option replacement

In July 2012, the Group permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Company. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four years.

The Group recognizes share-based compensation expenses in the consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering actual forfeitures.

The Company has replaced these share options with restricted shares for all employees and nonemployees on June 15, 2018.

In June 2018, the directors of the Company (the “Directors”) approved the TuanChe Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and nonemployees of the Company were replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company has recognized the incremental expenses immediately for those vested share options, the unvested portion will be recognized as expenses over the remaining vesting periods.

For years ended December 31, 2021, 2022 and 2023, the Company has granted 1,390,000, 1,500,000 and 20,900,000 restricted shares to its employees. The total fair value of RMB1.4 million, RMB2.2 million and RMB5.4 million for those granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

A summary of the restricted shares activities is presented below:

	Number of restricted shares	Weighted- Average Grant-Date Fair Value
		US$
Outstanding as of December 31, 2021	6,034,250	0.527
Granted	1,500,000	0.209
Forfeit	(312,000)	0.431
Vested	(3,648,500)	0.474
Outstanding as of December 31, 2022	3,573,750	0.457
Granted	20,900,000	0.037
Vested	(20,593,750)	0.087
Outstanding as of December 31, 2023	3,880,000	0.155

For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized by the Group for the restricted shares granted were RMB9.8 million, RMB10.3 million and RMB9.5 million, respectively.

As of December 31, 2023, there was RMB2.3 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 1.21 years.